Organization and Description of Business	6 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and description of business

Note 1 – Organization and description of business

China Advanced Construction Materials Group, Inc. ("CADC Delaware") was incorporated in the State of Delaware on February 15, 2007. CADC Delaware, through its 100% owned subsidiaries and its variable interest entities ("VIEs"), is engaged in producing general ready-mix concrete, customized mechanical refining concrete, and other concrete-related products that are only sold in the People's Republic of China (the "PRC"). CADC Delaware has a wholly-owned subsidiary in the British Virgin Islands, Xin Ao Construction Materials, Inc. ("BVI-ACM"), which is a holding company with no operations. BVI-ACM has a wholly-owned foreign subsidiary, Beijing Ao Hang Construction Material Technology Co., Ltd. ("China-ACMH"), and China-ACMH has contractual agreements with Beijing XinAo Concrete Group ("Xin Ao") and therefore Xin Ao is considered to be a VIE of China- ACMH.

Xin Ao is engaged in the business of concrete mixing services. Xin Ao had five wholly owned subsidiaries in the PRC: (1) Beijing Heng Yuan Zheng Ke Technical Consulting Co., Ltd, (2) Beijing Hong Sheng An Construction Materials Co., Ltd, (3) Beijing Heng Tai Hong Sheng Construction Materials Co., Ltd, (4) Da Tong Ao Hang Wei Ye Machinery, Equipment Rental Co., Ltd, and (5) Luan Xian Heng Xin Technology Co., Ltd. Since their establishment, none of these five entities had any operations and the Company did not plan to pursue operations for these entities. In February 2017 and prior, all five subsidiaries were dissolved.

On August 1, 2013, CADC Delaware consummated a reincorporation merger with its newly formed wholly-owned subsidiary, China Advanced Construction Materials Group, Inc. ("China ACM"), a Nevada corporation, with CADC Delaware merging into China ACM and China ACM being the surviving company, for the purpose of changing CADC Delaware's state of incorporation from Delaware to Nevada.

On August 20, 2018, CACM Group NY, Inc. ("CACM") was incorporated in the State of New York and is 100% owned by China ACM. The establishment of CACM is to expand the Company's construction material business in the New York. As of the date of the report, CACM has not commenced any operations.

In July 2018, the Company adopted the Agreement and Plan of Merger by and between the Company and China Advanced Construction Materials Group, Inc., an exempted company incorporated under the laws of the Cayman Islands and a wholly owned subsidiary of the Company ("CADC Cayman"). The proposal was approved by the Company's shareholders at its annual meeting on December 27, 2018 and the merger was effective starting from this date. CADC Nevada was merged with and into CADC Cayman, whereupon the separate existence of CADC Nevada ceased and CADC Cayman was continued as the surviving entity.

CADC Cayman, BVI-ACM, China-ACMH and Xin Ao are collectively referred to as the "Company".